Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(2)(5)	Average Compensation Actually Paid to Non-CEO Named Executive Officer(2)(5)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income	Company- Selected Measure: Adjusted EBITDA(6)
					Total Share-holder Return	Peer Group Total Share-holder Return(4)
2024(7)	$7,219,615	$2,037,690	$2,306,748	$256,571	$27.97	$82.64	$(12,051,000)	$122,046,000
2023	$7,810,028	$4,396,333	$2,212,277	$1,415,136	$46.19	$79.94	$(55,357,000)	$123,108,000
2022	$6,234,325	$(4,571,474)	$1,905,302	$(1,519,004)	$42.21	$82.12	$14,731,000	$120,174,000
2021	$6,244,695	$2,332,290	$2,028,857	$798,169	$74.63	$116.62	$(13,266,000)	$103,713,000
2020	$3,626,241	$71,866,945	$1,837,169	$12,730,099	$88.55	$104.12	$(49,397,000)	$87,877,000
(1)
Certara is providing this disclosure pursuant to 17 CFR 229.402(v) for the last five fiscal years; the Company’s CEO and principal executive officer for each of the years presented was William F. Feehery.

(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns Compensation Actually Paid to CEO and Average Compensation Actually Paid to Non-CEO Named Executive Officers.

(3)
Total shareholder return amounts assume an initial investment of $100 on December 31, 2020 and the reinvestment of dividends.

(4)
The S&P Small Cap 600 Healthcare Index (i.e., the published industry or line-of-business index used in the stock performance graph in the 10-K).

(5)
The non-CEO NEOs for the fiscal years presented are:

Fiscal Year:	2020	2021	2022	2023	2024
Non-CEO NEOs:	M. Andrew Schemick Leif E. Pedersen	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Justin Edge Craig Rayner	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith John E. Gallagher III	Leif E. Pedersen Robert A. Aspbury Patrick F. Smith John E. Gallagher III

(6)
For purposes of this section, we have identified Adjusted EBITDA as our Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2024 in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Non-GAAP Measures.”

(7)
For Fiscal Year 2024:

Description	CEO	Non-CEO NEOS
Compensation as reported in the summary compensation table	$7,219,615	$2,306,748
Minus
Grant date fair value from summary compensation table	$(5,815,316)	$(1,615,384)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$1,805,930	$1,977,366
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(714,954)	$(1,454,444)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	—	—
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$(457,585)	$(957,715)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to be vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,037,690	$256,571
The compensation paid to our principal executive officer, Dr. Feehery, and our other NEOs set forth in the table above include the value of equity granted prior to the IPO (under our Equity Incentive Plan) and after the IPO (under our 2020 Incentive Plan). For a description of the type of equity granted under our 2017 Incentive Plan, see “Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table — Pre-IPO Class B Units and Converted Restricted Stock.” For a description of the type of equity granted under our 2020 Incentive Plan, see “Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table —  Post-IPO Equity Awards.”
Prior to the IPO, the Class B Units were valued by EQT on a quarterly basis based on EQT’s internal analysis, leveraging commonly recognized valuation methodologies, but also periodically determined by an independent valuation advisor. For purposes of determining compensation actually paid, we calculated the value of the applicable Class B Units at the end of 2019 based on the fair value attributed to them on that date. We then determined the value of the common stock at the time periods required for the number of shares for which the applicable number of Class B Units were exchanged using the conversion formula used in the exchange of Class B Units for common shares at the time of the IPO.
The vast majority of “compensation actually paid” for our CEO and NEOs in 2020 is based on the material increase in value from the equity awards pre-IPO v. post-IPO, and, for our CEO, the accelerated vesting of his performance-based profits interest units (“PIUs”) at the time of the IPO. Accordingly, the value of compensation actually paid for 2020 is atypical and a direct result of (i) the fact that the pre-IPO was illiquid and therefore represents the accumulated increase of value in the equity over more than one year, (ii) for our CEO, the accelerated vesting of certain PIUs at the time of the IPO, and (iii) the increase in market value of the Company as a result of the IPO process.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Certara is providing this disclosure pursuant to 17 CFR 229.402(v) for the last five fiscal years; the Company’s CEO and principal executive officer for each of the years presented was William F. Feehery.
(5)
The non-CEO NEOs for the fiscal years presented are:

Fiscal Year:	2020	2021	2022	2023	2024
Non-CEO NEOs:	M. Andrew Schemick Leif E. Pedersen	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Justin Edge Craig Rayner	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith John E. Gallagher III	Leif E. Pedersen Robert A. Aspbury Patrick F. Smith John E. Gallagher III

Peer Group Issuers, Footnote	(4) The S&P Small Cap 600 Healthcare Index (i.e., the published industry or line-of-business index used in the stock performance graph in the 10-K).
PEO Total Compensation Amount	$ 7,219,615	$ 7,810,028	$ 6,234,325	$ 6,244,695	$ 3,626,241
PEO Actually Paid Compensation Amount	$ 2,037,690	4,396,333	(4,571,474)	2,332,290	71,866,945
Adjustment To PEO Compensation, Footnote
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns Compensation Actually Paid to CEO and Average Compensation Actually Paid to Non-CEO Named Executive Officers.
(7)
For Fiscal Year 2024:

Description	CEO	Non-CEO NEOS
Compensation as reported in the summary compensation table	$7,219,615	$2,306,748
Minus
Grant date fair value from summary compensation table	$(5,815,316)	$(1,615,384)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$1,805,930	$1,977,366
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(714,954)	$(1,454,444)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	—	—
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$(457,585)	$(957,715)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to be vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,037,690	$256,571

Non-PEO NEO Average Total Compensation Amount	$ 2,306,748	2,212,277	1,905,302	2,028,857	1,837,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ 256,571	1,415,136	(1,519,004)	798,169	12,730,099
Adjustment to Non-PEO NEO Compensation Footnote
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to columns Compensation Actually Paid to CEO and Average Compensation Actually Paid to Non-CEO Named Executive Officers.
(7)
For Fiscal Year 2024:

Description	CEO	Non-CEO NEOS
Compensation as reported in the summary compensation table	$7,219,615	$2,306,748
Minus
Grant date fair value from summary compensation table	$(5,815,316)	$(1,615,384)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$1,805,930	$1,977,366
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(714,954)	$(1,454,444)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	—	—
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$(457,585)	$(957,715)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to be vesting during the respective year	—	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$2,037,690	$256,571

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return CEO and NEOs CAP in millions; Company TSR and Peer TSR in US Dollar per share on return of $100.
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income CEO and NEOs CAP in millions; Net Income in millions
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted EBITDA CEO and NEOs CAP in millions; Adjusted EBITDA in millions.
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return CEO and NEOs CAP in millions; Company TSR and Peer TSR in US Dollar per share on return of $100.
Tabular List, Table
Financial Performance Measures
The following is a list of financial performance measures that represent the most important financial performance measures (used by the Company to link compensation actually paid to our CEO and NEOs for fiscal year 2024 to Company performance):
▪
Revenue

▪
Adjusted EBITDA

▪
Bookings

Total Shareholder Return Amount	$ 27.97	46.19	42.21	74.63	88.55
Peer Group Total Shareholder Return Amount	82.64	79.94	82.12	116.62	104.12
Net Income (Loss)	$ (12,051,000)	$ (55,357,000)	$ 14,731,000	$ (13,266,000)	$ (49,397,000)
Company Selected Measure Amount	122,046,000	123,108,000	120,174,000	103,713,000	87,877,000
PEO Name	William F. Feehery
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
For purposes of this section, we have identified Adjusted EBITDA as our Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2024 in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Non-GAAP Measures.”

Measure:: 3
Pay vs Performance Disclosure
Name	Bookings
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,815,316)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,805,930
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,954)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,585)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,615,384)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,977,366
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,454,444)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(957,715)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount